INVESTMENT COMMITMENTS	12 Months Ended
Dec. 31, 2022
Investment Commitments
INVESTMENT COMMITMENTS

NOTE 17: INVESTMENT COMMITMENTS

17.1	New generation projects

Under the National Government’s call for the expansion of the generation offer, the Company participated in the following generation projects:

PEPE IV

In early 2022, works started for the expansion of PEPE III, inaugurated in 2019 and located in the town of Coronel Rosales, Province of Buenos Aires, which production is targeted at the large users’ segment, with 14 wind turbines and an installed capacity of 53.2 MW.

The project, with an estimated investment of US$ 128 million, will mainly consist of the mounting and installation (in stages) of 18 additional wind turbines, adding a capacity of 81 MW; therefore, once works are completed, PEPE III and PEPE IV will have an installed capacity of 134.2 MW. The expansion requires sophisticated works on the platforms and foundations, which will be conducted by SACDE, and the start-up is planned for the second quarter of 2023.

On December 29, 2022 took place the commissioning of 4 wind turbines which have a capacity of 18 MW, and on February 25, 2023, took place the commissioning of 4 additional wind turbines with an incremental capacity of 18 MW.

17.2	Investment commitment for the exploration and exploitation of hydrocarbons

Regarding the investment project committed by CENCH for the Sierra Chata block, on June 29, 2022 was published Provincial Executive Order No. 1,262/22 approving the new investment schedule. Under it, the consortium made up by the Company and Mobil Argentina S.A. undertakes to execute 14 horizontal wells targeting the Vaca Muerta formation by July 26, 2023.

As of the issuance of these Consolidated Financial Statements, the Company has committed investments until 2024 for an estimated total amount of US$ 180 million, including commitments associated with the participations detailed in Note 5.3.